Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Statement of comprehensive income [abstract]
Net income	$ 60	$ 851
Continuing operations:
Change in unrealized fair value of derivatives designated as cash flow hedges	5	(7)
Change in unrealized fair value of derivatives designated as cash flow hedges	3	(2)
Share of other comprehensive income of associates	10	13
Discontinued operations:
Exchange differences on translation of a foreign operation		(50)
Exchange differences on US denominated debt hedging a foreign operation		24
Reclassification of accumulated exchange differences to income related to the sale of a foreign operation		(82)
Total other comprehensive income that will be reclassified to profit or loss, net of tax	18	(104)
Remeasurements on employee benefit plans:
Continuing operations	74	25
Total other comprehensive income	92	(79)
Comprehensive income	152	772
Comprehensive income attributable to:
Equity shareholders	$ 152	$ 772